LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES	12 Months Ended
Sep. 30, 2011
LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES
LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES

5.                      LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES

Loans receivable at September 30, 2011 and 2010 are summarized as follows:

	2011	2010
Single-family residential:
Residential first mortgage	$242,091,310	$243,648,954
Residential second mortgage	51,535,399	60,281,107
Home equity lines of credit	176,324,206	201,922,359
Commercial:
Commercial and multi-family real estate	316,210,346	299,960,103
Land acquisition and development	51,497,056	74,461,741
Real estate construction and development:	22,330,981	31,071,102
Commercial and industrial	180,821,164	155,622,170

Consumer and installment	3,116,742	3,512,266
	1,043,927,204	1,070,479,802
Add (less):
Deferred loan costs	3,625,440	3,884,483
Loans in process	(566,213)	(1,115,336)
Allowance for loan losses	(25,713,622)	(26,975,717)
Total	$1,021,272,809	$1,046,273,232
Weighted average rate at end of year	5.30%	5.34%

The Bank has made loans to officers and directors in the ordinary course of business on substantially the same terms and conditions, including interest rates and collateral, as those prevailing for comparable transactions with other customers and did not, in the opinion of management, involve more than normal credit risk at the time of origination.  However, subsequent to the date of origination, the Bank classified $11.1 million of loans secured by commercial real estate, that were made directly to entities controlled by one of the Bank’s directors, as “substandard” because of the borrower’s weakening cash flow position.  In addition, the Bank classified as substandard, $5.0 million of related loans that were made to another of the Bank’s unaffiliated customers who, in turn, advanced the proceeds to the same entities controlled by the Bank director noted above and that was secured by the same collateral.  Refer to the discussion of credit quality below for a description of the substandard classification.  Management determined that such loans should continue to be classified as “substandard” at September 30, 2011, but determined they were not impaired and remained on accrual status.

Changes in loans to senior officers and directors for the years ended September 30, 2011 and 2010 are summarized as follows:

Balance, September 30, 2009	$9,659,597
Additions	4,325,555
Repayments and reclassifications	(1,627,425)
Balance, September 30, 2010	12,357,727
Additions	1,740,531
Repayments and reclassifications	(1,469,633)
Balance, September 30, 2011	$12,628,625

Home equity lines of credit to senior officers and directors totaled $1,046,000, of which $502,000 had been disbursed as of September 30, 2011.

At September 30, 2011, 2010 and 2009, the Bank was servicing loans for others totaling approximately $14.0 million, $18.6 million and $22.3 million, respectively. Servicing loans for others generally consists of collecting mortgage payments, maintaining escrow accounts, disbursing payments to investors and foreclosure processing. Loan servicing income is recorded on the accrual basis and includes servicing fees received from investors and certain charges collected from borrowers.

Allowance for Loan Losses

The Company maintains an allowance for loan losses to absorb probable losses in the Company’s loan portfolio.  Loan charge-offs are charged against and recoveries are credited to the allowance.  Provisions for loan losses are charged to income and credited to the allowance in an amount necessary to maintain an appropriate allowance given the risks identified in the portfolio.  The allowance is comprised of specific allowances on impaired loans (assessed for loans that have known credit weaknesses) and pooled or general allowances based on assigned risk ratings and historical loan loss experience for each loan type.  The allowance is based upon management’s quarterly estimates of probable losses inherent in the loan portfolio.

The Company charges off all or a portion of a loan when circumstances indicate that a loss is probable and there is no longer a reasonable expectation that a change in such circumstances will result in the collection of the full amount of the loan.  Management considers many factors before charging off a loan.  While the delinquency status of the loan is a primary factor, other key factors are considered and the Company does not charge off loans based solely on a predetermined length of delinquency.  The other factors considered include the overall financial condition of the borrower, the progress of management’s collection efforts and the value of the underlying collateral.  In general, a specific reserve is recorded in lieu of a charge-off on an impaired loan when management believes that the borrower still has the ability to bring the loan current or can provide additional collateral.  Also, to enhance tracking of payment performance and facilitate billing and collection efforts, specific reserves are generally established in lieu of partial charge-offs on single-family residential real estate loans.  Once collection efforts have failed, all or a portion of the loan is generally charged off, as appropriate.  For purposes of determining the allowance for loan losses, all charge-offs and changes in the level of specific reserves are included in the determination of historical loss rates for each pool of loans with similar risk characteristics, as described below.  During the years ended September 30, 2011 and 2010, charge-offs of non-performing and impaired loans totaled $16.5 million and $20.5 million, respectively, including partial charge-offs of $4.3 million and $1.3 million, respectively.  At September 30, 2011 and 2010, the remaining principal balance of non-performing and impaired loans for which the Company previously recorded partial charge-offs totaled $317,000 and $597,000, respectively.

For purposes of determining the allowance for loan losses, the Company has segmented its loan portfolio into the following pools (or segments) that have similar risk characteristics: residential loans, commercial loans and consumer loans.  Loans within these segments are further divided into subsegments, or classes, based on the associated risks within these subsegments. Residential loans are divided into three classes, including single-family first mortgage loans, single-family second mortgage loans and home equity lines of credit.  Commercial loans are divided into four classes, including land acquisition and development loans, real estate construction and development loans, commercial and multi-family real estate loans, and commercial and industrial loans.  Consumer loans are not subsegmented because of the small balance in this segment.

The following is a summary of the significant risk characteristics for each segment of loans:

Residential mortgage loans are secured by one- to four-family residential properties with loan-to-value ratios at the time of origination generally equal to 80% or less.  Such loans with loan-to-value ratios of greater than 80% at the time of origination generally require private mortgage insurance.  Second mortgage loans and home equity lines of credit generally involve greater credit risk than first mortgage loans because they are secured by mortgages that are subordinate to the first mortgage on the property.  If the borrower is forced into foreclosure, the Company will receive no proceeds from the sale of the property until the first mortgage has been completely repaid.  Prior to 2008, the Company offered second mortgage loans that exceeded 80% combined loan-to-value ratios, which were priced with enhanced yields.  The Company continues to offer second mortgage loans up to 80% of the collateral values on a limited basis to credit-worthy borrowers.  However, the current underwriting guidelines are more stringent due to the current adverse economic environment.

Commercial loans represent loans to varying types of businesses, including municipalities, school districts and nonprofit organizations, to support working capital, operational needs and term financing of equipment.  Repayment of such loans is generally provided through operating cash flows of the business.  Commercial and multi-family real estate loans include loans secured by real estate occupied by the borrower for ongoing operations, non-owner occupied real estate leased to one or more tenants and greater-than-four family apartment buildings.  Land acquisition and development loans are made to borrowers for the purpose of infrastructure improvements to vacant land to create finished marketable residential and commercial lots or land.  Most land development loans are originated with the intention that the loans will be paid through the sale of developed lots or land by the developers generally within twelve months of the completion date.  Real estate construction and development loans include secured loans for the construction of residential properties by real estate professionals and, to a lesser extent, individuals, and business properties that often convert to a commercial real estate loan at the completion of the construction period.  Commercial and industrial loans include loans made to support working capital, operational needs and term financing of equipment and are generally secured by equipment, inventory, accounts receivable and personal guarantees of the owner.  Repayment of such loans is generally provided through operating cash flows of the business, with the liquidation of collateral as a secondary repayment source.

Consumer loans include primarily loans secured by savings accounts and automobiles.  Savings account loans are fully secured by restricted deposit accounts held at the Bank.  Automobile loans include loans secured by new and pre-owned automobiles.

In determining the allowance and the related provision for loan losses, the Company establishes valuation allowances based upon probable losses identified during the review of impaired loans. These estimates are based upon a number of objective factors, such as payment history, financial condition of the borrower and discounted collateral exposure.  For further information, see the discussion of impaired loans below.  In addition, all loans that are not evaluated individually for impairment and any individually evaluated loans determined not to be impaired are segmented into groups based on similar risk characteristics as described above.  The Company’s methodology includes factors that allow management to adjust its estimates of losses based on the most recent information available.  Such risk factors are generally reviewed and updated quarterly, as appropriate.  Historical loss rates for each risk group, which are updated quarterly, are quantified using all recorded loan charge-offs, changes in specific allowances on loans and real estate acquired through foreclosure and any gains and losses on the final disposition of real estate acquired through or in lieu of foreclosure.  These historical loss rates for each risk group are used as the starting point to determine allowance provisions.  Such rates are then adjusted to reflect actual changes and anticipated changes in national and local economic conditions and developments, the volume and severity of internally classified loans, loan concentrations, assessment of trends in collateral values, and changes in lending policies and procedures, including underwriting standards and collections, charge-off and recovery practices.

In addition, various regulatory agencies, as an integral part of their examination process, periodically review the allowance for loan losses.  Such agencies may require the Company to modify its allowance for loan losses based on their judgment about information available to them at the time of their examination.

The following table summarizes the activity in the allowance for loan losses for the years ended September 30, 2011, 2010 and 2009:

	2011	2010	2009

Balance, beginning of year	$26,975,717	$20,579,170	$12,761,532
Provision charged to expense	14,800,000	26,064,000	23,030,685
Charge-offs:
Residential real estate first mortgage	4,519,629	3,773,665	3,808,695
Residential real estate second mortgage	2,094,004	2,099,401	1,433,970
Home equity lines of credit	3,002,230	4,164,730	2,723,661
Commercial & multi-family real estate	1,545,367	4,323,493	68,626
Land acquisition & development	4,382,462	1,144,690	4,231,118
Real estate construction & development	49,900	2,254,473	2,424,848
Commercial & industrial	773,848	2,539,604	532,842
Consumer and other	100,551	174,425	160,533
Total charge-offs	16,467,991	20,474,481	15,384,293
Recoveries
Residential real estate first mortgage	66,500	383,573	46,519
Residential real estate second mortgage	117,374	75,569	2,634
Home equity lines of credit	153,868	22,843	70,250
Commercial & multi-family real estate	10,950	87,928	32,283
Land acquisition & development	2,415	5,000	—
Real estate construction & development	1,293	—	—
Commercial & industrial	44,883	223,432	2,500
Consumer and other	8,613	8,683	17,060
Total recoveries	405,896	807,028	171,246
Net charge-offs	16,062,095	19,667,453	15,213,047
Balance, end of year	$25,713,622	$26,975,717	$20,579,170

The following table summarizes, by loan portfolio segment, the changes in the allowance for loan losses for the year ended September 30, 2011 and information regarding the balance in the allowance and the recorded investment in loans by impairment method at September 30, 2011.

	Residential
	Real Estate	Commercial	Consumer	Unallocated	Total
Activity in allowance for loan losses:
Balance, beginning of period	$11,192,096	$15,533,915	$149,578	$100,128	$26,975,717
Provision charged to expense	14,928,471	(585,847)	386,641	70,735	14,800,000
Charge offs	(9,615,863)	(6,751,577)	(100,551)	—	(16,467,991)
Recoveries	337,742	59,541	8,613	—	405,896
Balance, end of period	$16,842,446	$8,256,032	$444,281	$170,863	$25,713,622

Allowance balance at end of period based on:
Loans individually evaluated for impairment	$6,823,235	$1,761,301	$391,497	$—	$8,976,033
Loans collectively evaluated for impairment	10,019,211	6,494,731	52,784	170,863	16,737,589
Loans acquired with deteriorated credit quality	—	—	—	—	—
Total balance, end of period	$16,842,446	$8,256,032	$444,281	$170,863	$25,713,622

Recorded investment in loans receivable at end of period:
Total loans receivable	$472,312,786	$571,549,810	$3,123,835		$1,046,986,431
Loans receivable individually evaluated for impairment	40,123,496	12,956,783	469,468		53,549,747
Loans receivable collectively evaluated for impairment	432,189,290	558,593,027	2,654,367		993,436,684
Loans receivable acquired with deteriorated credit quality	—	—	—		—

Impaired Loans

A loan is considered to be impaired when, based on current information and events, management determines that the Company will be unable to collect all amounts due according to the loan contract, including scheduled interest payments.  When a loan is identified as impaired, the amount of impairment loss is measured based on either the present value of expected future cash flows, discounted at the loan’s effective interest rate, or for collateral-dependent loans, observable market prices or the current fair value of the collateral.  If the amount of impairment loss is measured based on the present value of expected future cash flows, the entire change in present value is recorded in the provision for loan losses.  If the fair value of the collateral is used to measure impairment of a collateral-dependent loan and repayment or satisfaction of the loan is dependent on the sale of the collateral, the fair value of the collateral is adjusted to consider estimated costs to sell.  However, if repayment or satisfaction of the loan is dependent only on the operation, rather than the sale of the collateral, the measurement of impairment does not incorporate estimated costs to sell the collateral.  If the value of the impaired loan is determined to be less than the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), an impairment charge is recognized through a provision for loan losses.  The following table summarizes the principal balance of impaired loans at September 30, 2011 and 2010 by the impairment method used.

	September 30,	September 30,
	2011	2010
	(In Thousands)
Fair value of collateral method	$33,542	$39,713
Present value of cash flows method	19,839	19,849
Total impaired loans	$53,381	$59,562

Loans considered for individual impairment analysis include loans that are past due, loans that have been placed on non-accrual status, troubled debt restructurings, loans with internally assigned credit risk ratings that indicate an elevated level of risk, or loans that management has knowledge of or concerns about the borrower’s ability to pay under the contractual terms of the note.  Residential loans to be evaluated for impairment are generally identified through a review of loan delinquency reports, internally-developed risk classification reports, and discussions with the Bank’s loan collectors.  Commercial loans evaluated for impairment are generally identified through a review of loan delinquency reports, internally-developed risk classification reports, discussions with loan officers, discussions with borrowers, periodic individual loan reviews and local media reports indicating problems with a particular project or borrower.  Commercial loans are individually reviewed and assigned a credit risk rating periodically by the internal loan committee.  See discussion of credit quality below.

The following is a summary of impaired loans and other related information as of September 30, 2011.  The recorded investments and unpaid principal balances have been reduced by all partial charge-offs of the related loans to the allowance for loan losses. The recorded investment of certain loan classes exceeds the unpaid principal balance of such classes at September 30, 2011 as the result of the deferral and capitalization of certain direct loan origination costs, net of any origination fees collected, under ASC 310-20-30.  All impaired loans at September 30, 2011 were on non-accrual status.

				Year Ended
	At September 30, 2011			September 30, 2011
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
	at End of	at End of	at End of	During	During
	Period	Period	Period	Period	Period
With no related allowance recorded:
Residential real estate first mortgage	$15,617,508	$15,548,383	$—	$20,289,448	$420,013
Residential real estate second mortgage	1,714,029	1,709,488	—	2,272,999	81,122
Home equity lines of credit	2,055,369	2,055,369	—	2,128,477	107,246
Land acquisition and development	64,856	64,856	—	2,675,169	962
Real estate construction & development	1,745,879	1,745,275	—	2,824,643	13,366
Commercial & multi-family real estate	5,324,044	5,320,630	—	4,826,283	199,065
Commercial & industrial	467,448	467,604	—	535,836	64,682
Consumer and other	11,770	11,754	—	19,314	22,192
Total	$27,000,903	$26,923,359	$—

With an allowance recorded:
Residential real estate first mortgage	$14,673,518	$14,605,368	$3,175,977	$12,500,659	$641,798
Residential real estate second mortgage	1,787,617	1,780,640	1,133,592	1,408,422	68,077
Home equity lines of credit	4,275,455	4,275,455	2,513,666	3,307,957	56,386
Land acquisition and development	285,353	285,254	84,754	2,216,196	5,159
Real estate construction & development	699,392	697,968	157,783	435,306	5,644
Commercial & multi-family real estate	3,647,191	3,638,111	1,229,855	4,928,413	242,713
Commercial & industrial	722,620	719,457	288,909	1,039,663	29,661
Consumer and other	457,698	455,350	391,497	413,568	2,024
Total	$26,548,844	$26,457,603	$8,976,033

Total:
Residential real estate first mortgage	$30,291,026	$30,153,751	$3,175,977	$32,790,107	$1,061,811
Residential real estate second mortgage	3,501,646	3,490,128	1,133,592	3,681,421	149,199
Home equity lines of credit	6,330,824	6,330,824	2,513,666	5,436,434	163,632
Land acquisition and development	350,209	350,110	84,754	4,891,365	6,121
Real estate construction & development	2,445,271	2,443,243	157,783	3,259,949	19,010
Commercial & multi-family real estate	8,971,235	8,958,741	1,229,855	9,754,696	441,778
Commercial & industrial	1,190,068	1,187,061	288,909	1,575,499	94,343
Consumer and other	469,468	467,104	391,497	432,882	24,216
Total	$53,549,747	$53,380,962	$8,976,033

The following is a summary of impaired loans at September 30, 2010:

2010
Balance of impaired loans with specific allowance	$26,123,763
Balance of impaired loans with no specific allowance	33,438,372
Total impaired loans	$59,562,135

Specific loan loss allowance on impaired loans	$8,375,959

The average balance of impaired loans during the years ended September 30, 2010 and 2009 was $62.3 million and $37.8 million. Interest income recognized on impaired loans during the years ended September 30, 2010 and 2009 was $2.6 million and $2.3 million.  All impaired loans at September 30, 2010 were on non-accrual status.

Delinquent and Non-Accrual Loans

The delinquency status of loans is determined based on the contractual terms of the notes.  Borrowers are generally classified as delinquent once payments become 30 days or more past due.  The Company’s policy is to discontinue the accrual of interest income on any loan when, in the opinion of management, the ultimate collectibility of interest or principal is no longer probable.  Management considers many factors before placing a loan on non-accrual, including the delinquency status of the loan, the overall financial condition of the borrower, the progress of management’s collection efforts and the value of the underlying collateral.  Previously accrued but unpaid interest is charged to current income at the time a loan is placed on non-accrual status.  Subsequent collections of cash may be applied as reductions to the principal balance, interest in arrears, or recorded as income depending on management’s assessment of the ultimate collectibility of the loan.  Non-accrual loans are returned to accrual status when, in the opinion of management, the financial position of the borrower indicates that the timely collectibility of interest and principal is probable and the borrower demonstrates the ability to pay under the terms of the note through a sustained period of repayment performance, which is generally six months.  Prior to returning a loan to accrual status, the loan is individually reviewed.  Many factors are considered prior to returning a loan to accrual status, including a positive change in the borrower’s financial situation or the Company’s collateral position that, together with the sustained period of repayment performance, result in the likelihood of a loss that is no longer probable.

The following is a summary of the recorded investment in loans receivable by class that were 30 days or more past due at September 30, 2011:

							90 Days
			90 Days			Total	or More
	30 to 59 Days	60 to 89 Days	or More	Total		Loans	And Still
	Past Due	Past Due	Past Due	Past Due	Current	Receivable	Accruing	Nonaccrual
Residential real estate first mortgage	$5,358,948	$2,882,199	$11,264,959	$19,506,106	$223,662,221	$243,168,327	$—	$30,291,026
Residential real estate second mortgage	794,911	155,772	820,556	1,771,238	49,986,363	51,757,601	—	3,501,646
Home equity lines of credit	2,960,623	633,473	3,948,135	7,542,230	169,844,628	177,386,858	—	6,330,824
Land acquisition and development	314,856	—	285,254	600,110	51,042,361	51,642,471	—	350,209
Real estate construction & development	—	—	904,773	904,773	21,387,494	22,292,267	—	2,445,271
Commercial & multi-family real estate	6,798,151	3,469,293	2,374,682	12,642,126	303,716,170	316,358,296	—	8,971,235
Commercial & industrial	396,634	—	271,829	668,463	180,588,313	181,256,776	—	1,090,068
Consumer and other	58,025	74,252	248,949	381,228	2,742,607	3,123,835	—	469,468
Total	$16,682,148	$7,214,989	$20,119,137	$44,016,274	$1,002,970,157	$1,046,986,431	$—	$53,449,747

Credit Quality

The credit quality of the Company’s residential and consumer loans is primarily monitored on the basis of aging and delinquency, as summarized in the table above.  The credit quality of the Company’s commercial loans is primarily monitored using an internal rating system reflecting management’s risk assessment based on an analysis of several factors including the borrower’s financial condition, the financial condition of the underlying business, cash flows of the underlying collateral and the delinquency status of the loan.  The internal system assigns one of the following five risk gradings.  The “pass” category consists of a range of loan sub-grades that reflect various levels of acceptable risk.  Movement of risk through the various sub-grade levels in the “pass” category is monitored for early identification of credit deterioration.  The “special mention” rating is considered a “watch” rating rather than an “adverse” rating and is assigned to loans where the borrower exhibits negative financial trends due to borrower specific or systemic conditions that, if left uncorrected, threaten the borrower’s capacity to meet its debt obligations.  The borrower is believed to have sufficient financial flexibility to react to and resolve its negative financial situation. This is a transitional grade that is closely monitored for improvement or deterioration.  The “substandard” rating is assigned to loans where the borrower exhibits well-defined weaknesses that jeopardize its continued performance and are of a severity that the distinct possibility of default exists.  The “doubtful” rating is assigned to loans that have the weaknesses of substandard assets with the additional characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, questionable resulting in a high probability of loss.  An asset classified as “loss” is considered uncollectible and of such little value that charge-off is generally warranted.  In limited circumstances, the Company might establish a specific allowance on assets classified as loss if a charge off is not yet warranted because circumstances are changing and the exact amount of the loss cannot be determined.

The following is a summary of the recorded investment of loan risk ratings by class at September 30, 2011.

		Special
	Pass	Mention	Substandard	Doubtful	Loss
Residential real estate first mortgage	$203,690,460	$2,390,396	$36,571,024	$516,447	$—
Residential real estate second mortgage	47,604,902	101,212	3,932,222	119,265	—
Home equity lines of credit	169,988,030	99,267	6,000,449	1,299,112	—
Land acquisition and development	48,284,733	—	3,357,738	—	—
Real estate construction & development	19,717,698	—	2,574,569	—	—
Commercial & multi-family real estate	264,896,753	12,549,086	38,707,248	205,209	—
Commercial & industrial	162,411,843	10,499,378	8,044,643	300,912	—
Consumer and other	2,654,369	—	290,168	179,298	—
Total	919,248,788	25,639,339	99,478,061	2,620,243	—
Less related specific allowance	—	—	(7,565,115)	(1,410,918)
Total net of allowance	$919,248,788	$25,639,339	$91,912,946	$1,209,325	$—

Troubled Debt Restructurings

A loan is classified as a troubled debt restructuring if the Company, for economic or legal reasons related to the borrower’s financial difficulties, grants a concession to the borrower that it would not otherwise consider.  Such concessions related to residential mortgage and consumer loans usually include a modification of loan terms, such as a reduction of the rate to below-market terms, adding past-due interest to the loan balance or extending the maturity date.  Such concessions related to commercial loans usually include a modification of loan terms, such as a reduction of the rate to below-market terms, adding past-due interest to the loan balance or extending the maturity date, and, to a much lesser extent, a partial forgiveness of debt.  In addition, because of their short term nature, a commercial loan could be classified as a troubled debt restructuring if the loan matures, the borrower is considered troubled and the scheduled renewal rate on the loan is determined to be less than a risk-adjusted market interest rate on a similar credit.  A loan classified as a troubled debt restructuring will generally retain such classification until the loan is paid in full.  However, a restructured loan that is in compliance with its modified terms and yields a market rate of interest at the time of restructuring is removed from the troubled debt restructuring classification once the borrower demonstrates the ability to pay under the terms of the restructured note through a sustained period of repayment performance, which is generally one year. Interest income on restructured loans is accrued at the reduced rate and the loan is returned to performing status once the borrower demonstrates the ability to pay under the terms of the restructured note through a sustained period of repayment performance, which is generally six months.

Accruing loans that were restructured within the years ended September 30, 2011, 2010 and 2009 and restructured loans that defaulted during the years ended September 30, 2011, 2010 and 2009 are presented within the table below. The Company considers a loan to have defaulted when it becomes 90 or more days delinquent under the modified terms, has been transferred to non-accrual status, has been charged off or has been acquired through or in lieu of foreclosure.

	Total Restructured During			Defaulted During
	Year Ended September 30,			Year Ended September 30,
	2011	2010	2009	2011	2010	2009
Residential mortgage loans	$11,916,113	$18,686,051	$22,330,745	$12,931,213	$3,121,377	$995,587
Commercial loans	7,806,257	5,130,463	8,953,328	650,959	7,926,935	—
Consumer loans	—	—	—	—	—	—
Total	$19,722,370	$23,816,514	$31,284,073	$13,582,172	$11,048,312	$995,587

The amount of additional funds committed to borrowers (undisbursed) who were included in troubled debt restructured status at September 30, 2011 and 2010 was $134,000 and $134,000, respectively.

The financial impact of troubled debt restructurings can include loss of interest due to reductions in interest rates and partial or total forgiveness of accrued interest and increases in the provision for losses.  The gross amount of interest that would have been recognized under the original terms of renegotiated loans was $3.1 million for the year ended September 30, 2011.  The actual amount of interest income recognized under the restructured terms totaled $2.9 million for the year ended September 30, 2011.  Provisions for losses related to restructured loans totaled $6.1 million during the year ended September 30, 2011.

Included in impaired loans at September 30, 2011 and 2010 were $38.3 million and $33.1 million, respectively, of loans that were modified and are classified as troubled debt restructurings because of the borrowers’ financial difficulties.  The restructured terms of the loans generally included a reduction of the interest rates and the addition of past due interest to the principal balance of the loans, or the scheduled renewal rates of the loans at maturity were determined to be less than risk-adjusted market interests rate on similar credits.  At September 30, 2011, $24.5 million, or 63.8%, of these loans were performing as agreed under the modified terms of the loans compared with $24.7 million, or 74.7%, at September 30, 2010.  Excluded from non-performing assets at September 30, 2011 and 2010 were $12.1 million and $9.9 million, respectively, of loans that were modified in troubled debt restructurings but were no longer classified as non-performing because of the borrowers’ favorable performance histories.  Specific loan loss allowances related to troubled debt restructurings at September 30, 2011 and 2010 were $4.2 million and $1.5 million, respectively.